Offsets	Apr. 10, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Autolus Therapeutics plc
Form or Filing Type	F-3
File Number	333-264304
Initial Filing Date	Apr. 15, 2022
Fee Offset Claimed	$ 8,323.08
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	American Depositary Shares (ADSs)
Unsold Securities Associated with Fee Offset Claimed | shares	21,250,917
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 29,113,756.29
Termination / Withdrawal Statement	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. The calculation of the proposed maximum aggregate offering price of the ADSs is based on the average of the high and low price for ADSs on April 7, 2026, as reported on the Nasdaq Global Select Market. In connection with the registration of the Unsold Blackstone Securities on the 2022 Registration Statement, the registrant paid registration fees of $8,323.08. No additional registration fees were paid for the Unsold Blackstone Securities in connection with the 2025 Registration Statement, which was a post-effective amendment to the 2022 Registration Statement and contained a combined prospectus pursuant to Rule 429 for the Unsold Blackstone Securities and the Unsold BioNTech Securities.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Autolus Therapeutics plc
Form or Filing Type	S-3
File Number	333-278320
Initial Filing Date	Mar. 28, 2024
Fee Offset Claimed	$ 2,004.10
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	American Depositary Shares (ADSs)
Unsold Securities Associated with Fee Offset Claimed | shares	33,333,333
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 45,666,666.21
Termination / Withdrawal Statement	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. The calculation of the proposed maximum aggregate offering price of the ADSs is based on the average of the high and low price for ADSs on April 7, 2026, as reported on the Nasdaq Global Select Market. In connection with the registration of the Unsold BioNTech Securities on the 2024 Registration Statement, the registrant paid registration fees of $30,848.40. No additional registration fees were paid for the Unsold BioNTech Securities in connection with the 2025 Registration Statement, which was a post-effective amendment to the 2024 Registration Statement and contained a combined prospectus pursuant to Rule 429 for the Unsold Blackstone Securities and the Unsold BioNTech Securities.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Autolus Therapeutics plc
Form or Filing Type	F-3
File Number	333-264304
Filing Date	Apr. 15, 2022
Fee Paid with Fee Offset Source	$ 8,323.08
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Autolus Therapeutics plc
Form or Filing Type	S-3
File Number	333-278320
Filing Date	Mar. 28, 2024
Fee Paid with Fee Offset Source	$ 30,848.40